PREPAID EXPENSES AND OTHER CURRENT ASSETS (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rental	20,542	19,149
Staff advances and deposits	7,701	4,016
Prepayments to suppliers	2,615	4,859
Others	10,407	9,345
Total prepaid expenses and other current assets	41,265	37,369